Leases - Schedule of Future Minimum Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Schedule of Future Minimum Payments [Abstract]
Remaining of 2026	$ 682
2027	809
2028	589
Total lease payments	2,080
Less: imputed interest	(88)
Total	$ 1,992	$ 2,167